Expenses by Nature - Schedule of Expenses by Nature (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Employee benefit expenses
- Director emoluments	RM 566,685	$ 134,518	RM 393,000
- Staff costs	1,518,308	360,412	1,297,231
- Employer Contribution to Defined Contribution Plan	145,127	34,450	141,045
- Employer Contribution to Insurance Scheme	10,401	2,470	7,679
Depreciation of plant and equipment	1,416,747	336,304	780,563
Amortization of ROU	RM 26,149	$ 6,207	RM 27,628